Commonwealth Real Estate Securities Fund
COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)
Investment Objective
The investment objective of the Commonwealth Real Estate Securities Fund (the "Real Estate Securities Fund") is to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Securities Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Commonwealth Real Estate Securities Fund Commonwealth Real Estate Securities Fund Shares
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Commonwealth Real Estate Securities Fund Commonwealth Real Estate Securities Fund Shares
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%	[1]
Other Expenses	1.48%
Acquired Fund Fees and Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	2.50%
[1]	The Real Estate Securities Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Real Estate Securities Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2020.
[2]	The term "Acquired Fund Fees and Expenses" refers to other investment companies in which the Real Estate Securities Fund invests and represents the pro rata expense indirectly incurred by the Real Estate Securities Fund as a result of investing in other investment companies, including exchange-traded funds ("ETFs"), closed-end funds and money market funds that have their own expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Real Estate Securities Fund's financial highlights table.

Example

The following example is intended to help you compare the cost of investing in the Real Estate Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Real Estate Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Real Estate Securities Fund's operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Commonwealth Real Estate Securities Fund | Commonwealth Real Estate Securities Fund Shares | USD ($)	253	779	1,331	2,836

Portfolio Turnover

The Real Estate Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Securities Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Securities Fund's performance. During the most recent fiscal year, the Real Estate Securities Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its net assets in real estate securities. Investments made by the Real Estate Securities Fund are in issuers in real estate and related industries (i.e., those issuers whose fortunes are impacted by the real estate market). The Real Estate Securities Fund invests primarily in equity securities (including common stock and preferred stock and securities convertible into common stock) as well as in the debt securities of companies in real estate industries, which may include commercial and/or residential real estate investment trusts ("REITs"), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries. The Real Estate Securities Fund may invest in securities denominated in any currency. The Real Estate Securities Fund's investments may include issuers of any market capitalization. In addition to buying equity and debt securities, the Real Estate Securities Fund may invest in depositary receipts (including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs")). ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Real Estate Securities Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds ("ETFs"). The Real Estate Securities Fund may invest in emerging market countries.

The Real Estate Securities Fund's investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations ("NRSROs"). The determination as to whether to make a particular investment in debt securities is based on FCA Corp's, the Real Estate Securities Fund's investment adviser ("FCA Corp" or the "Adviser"), analysis of the risk of the debt security versus the price and return of such debt security. The Real Estate Securities Fund's debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., "junk bonds") based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Real Estate Securities Fund may also enter into derivative transactions. The Real Estate Securities Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income. The Real Estate Securities Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices. The Real Estate Securities Fund also may enter into foreign currency forward contracts. The Real Estate Securities Fund may also engage in borrowing for cash management purposes. The Real Estate Securities Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Real Estate Securities Fund may borrow up to one-third of its total assets.

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company's growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

•	Potential for capital appreciation (to both a company's growth prospects and to other issuers);

•	Earnings growth potential and/or sustainability;

•	Price of security relative to historical and/or future cash flow;

•	Sustainable franchise value;

•	Price of a security relative to price of underlying stock, if a convertible security;

•	Yield on security relative to yield of other fixed-income securities;

•	Interest or dividend income;

•	Call and/or put features;

•	Price of a security relative to price of other comparable securities;

•	Size of issue; and

•	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Real Estate Securities Fund, or in the course of adjusting the Real Estate Securities Fund's emphasis(es) on a given sector(s). The Real Estate Securities Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Principal Risks

An investment in the Real Estate Securities Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Abusive Trading Activities. Frequent short-term purchases, redemptions or exchanges in Real Estate Securities Fund shares (sometimes referred to as "market timing" or "frequent trading activities") may result in a dilution in the value of Real Estate Securities Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Real Estate Securities Fund's portfolio investments, and may affect the Real Estate Securities Fund's cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies. There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Real Estate Securities Fund's net asset value and, therefore, may increase the volatility of the Real Estate Securities Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Real Estate Securities Fund's total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Real Estate Securities Fund.

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Real Estate Securities Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Real Estate Securities Fund may incur costs in connection with conversions between various currencies.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase the price of debt securities will generally decline). Changes in an issuer's financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Real Estate Securities Fund may invest in securities rated investment-grade or below investment-grade ("junk bonds"), and it may invest in debt securities that are of comparable quality that are not rated. The Real Estate Securities Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Real Estate Securities Fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Real Estate Securities Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Emerging Markets Risk. To the extent that the Real Estate Securities Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Natural Resources and Commodity Investments.

Foreign Securities Risk. Foreign securities risks to which the Real Estate Securities Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Real Estate Securities Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Real Estate Securities Fund to liquidate positions. This in turn may cause delays in the Real Estate Securities Fund's receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Management Risk. FCA Corp's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp's reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk. The ability of the Real Estate Securities Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Real Estate Securities Fund's strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Real Estate Securities Fund. Additionally, the Real Estate Securities Fund's direct operations could negatively impact the Fund's performance. For instance, because the Real Estate Securities Fund's asset base may be considered small relative to other mutual funds, the Real Estate Securities Fund will operate with correspondingly higher total annual operating expenses. To the extent the Real Estate Securities Fund's assets are not increased and the Real Estate Securities Fund's expense ratios are not decreased, the Real Estate Securities Fund's expenses will detract from its performance more significantly than with other mutual funds.

Risks Associated with Investments in Other Investment Companies. The Real Estate Securities Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Real Estate Securities Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Real Estate Securities Fund will incur higher expenses, many of which may be duplicative. In addition, the Real Estate Securities Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Real Estate Securities Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Risks Associated with Real Estate Investment Trusts. The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund. The Real Estate Securities Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Stock Market Risk. The Real Estate Securities Fund's investments will fluctuate in price. This means that the Real Estate Securities Fund's share price will go up and down, and Real Estate Securities Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

FUND'S PAST PERFORMANCE

The bar chart and performance table that follows illustrate the variability of the Real Estate Securities Fund's returns. The Real Estate Securities Fund's past performance (before and after taxes) does not necessarily indicate how the Real Estate Securities Fund will perform in the future. The information provides some indication of the risks of investing in the Real Estate Securities Fund by showing changes in its performance from year to year over the life of the Fund and by showing how its average annual returns for 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Real Estate Securities Fund's website at www.commonwealthfunds.com.

REAL ESTATE SECURITIES FUND Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:
Best Quarter	23.12%, 2nd Quarter, 2009
Worst Quarter	(20.59)%, 3rd Quarter, 2011

Average Annual Total Returns for the Period Ended December 31, 2018 Real Estate Securities Fund
Average Annual Total Returns - Commonwealth Real Estate Securities Fund	1 Year	5 Years	10 Years
Commonwealth Real Estate Securities Fund Shares	(14.69%)	3.40%	7.41%
Commonwealth Real Estate Securities Fund Shares | After Taxes on Distributions	(14.83%)	3.27%	7.35%
Commonwealth Real Estate Securities Fund Shares | After Taxes on Distributions and Sales	(8.59%)	2.63%	6.03%
MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)	(4.57%)	7.80%	12.17%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.